================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4805

                             Van Kampen Equity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 3/31

Date of reporting period: 12/31/06

================================================================================

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)

                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
COMMON STOCKS   100.5%
ADVERTISING   0.9%
Omnicom Group, Inc.                                                               100,000      $    10,454,000
                                                                                               ---------------

AEROSPACE & DEFENSE   4.0%
Lockheed Martin Corp.                                                             150,000           13,810,500
Precision Castparts Corp.                                                         300,000           23,484,000
Rockwell Collins, Inc.                                                            150,000            9,493,500
                                                                                               ---------------
                                                                                                    46,788,000
                                                                                               ---------------
AGRICULTURAL PRODUCTS   0.6%
Archer-Daniels-Midland Co.                                                        200,000            6,392,000
                                                                                               ---------------

AIR FREIGHT & LOGISTICS   0.5%
Expeditors International of Washington, Inc.                                      150,000            6,075,000
                                                                                               ---------------

APPAREL, ACCESSORIES & LUXURY GOODS   5.0%
Coach, Inc. (a)                                                                   600,000           25,776,000
Phillips-Van Heusen Corp.                                                         200,000           10,034,000
Polo Ralph Lauren Corp.                                                           150,000           11,649,000
Under Armour, Inc. (a)                                                            200,000           10,090,000
                                                                                               ---------------
                                                                                                    57,549,000
                                                                                               ---------------
APPAREL RETAIL   2.2%
Abercrombie & Fitch Co., Class A                                                  100,000            6,963,000
Children's Place Retail Stores, Inc. (a)                                          100,000            6,352,000
Limited Brands, Inc.                                                              400,000           11,576,000
                                                                                               ---------------
                                                                                                    24,891,000
                                                                                               ---------------
APPLICATION SOFTWARE   1.9%
Adobe Systems, Inc. (a)                                                           250,000           10,280,000
FactSet Research Systems, Inc.                                                    100,000            5,648,000
Intuit, Inc. (a)                                                                  200,000            6,102,000
                                                                                               ---------------
                                                                                                    22,030,000
                                                                                               ---------------
ASSET MANAGEMENT & CUSTODY BANKS   2.0%
Affiliated Managers Group, Inc. (a)                                               100,000           10,513,000
Janus Capital Group, Inc.                                                         600,000           12,954,000
                                                                                               ---------------
                                                                                                    23,467,000
                                                                                               ---------------

                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
AUTO PARTS & EQUIPMENT   0.7%
Johnson Controls, Inc.                                                            100,000      $     8,592,000
                                                                                               ---------------

BIOTECHNOLOGY   3.6%
Celgene Corp. (a)                                                                 250,000           14,382,500
United Therapeutics Corp. (a)                                                     250,000           13,592,500
Vertex Pharmaceuticals, Inc. (a)                                                  350,000           13,097,000
                                                                                               ---------------
                                                                                                    41,072,000
                                                                                               ---------------
CASINOS & GAMING   1.7%
International Game Technology                                                     400,000           18,480,000
Melco PBL Entertainment (Macau) Ltd. - ADR (Cayman
   Islands) (a)                                                                    44,100              937,566
                                                                                               ---------------
                                                                                                    19,417,566
                                                                                               ---------------
COMMUNICATIONS EQUIPMENT   2.2%
CommScope, Inc. (a)                                                               200,000            6,096,000
F5 Networks, Inc. (a)                                                             100,000            7,421,000
Juniper Networks, Inc. (a)                                                        600,000           11,364,000
                                                                                               ---------------
                                                                                                    24,881,000
                                                                                               ---------------
COMPUTER STORAGE & PERIPHERALS   1.3%
Komag, Inc. (a)                                                                   200,000            7,576,000
Network Appliance, Inc. (a)                                                       200,000            7,856,000
                                                                                               ---------------
                                                                                                    15,432,000
                                                                                               ---------------
CONSTRUCTION & ENGINEERING   1.1%
Chicago Bridge & Iron Co., N.V. (Netherlands)                                     200,000            5,468,000
Quanta Services, Inc. (a)                                                         350,000            6,884,500
                                                                                               ---------------
                                                                                                    12,352,500
                                                                                               ---------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.1%
Manitowoc Co., Inc.                                                               200,000           11,886,000
Terex Corp. (a)                                                                   200,000           12,916,000
                                                                                               ---------------
                                                                                                    24,802,000
                                                                                               ---------------
CONSUMER ELECTRONICS   1.3%
Harman International Industries, Inc.                                             150,000           14,986,500
                                                                                               ---------------

CONSUMER FINANCE   0.7%
First Marblehead Corp.                                                            150,000            8,197,500
                                                                                               ---------------


                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
DATA PROCESSING & OUTSOURCED SERVICES   1.7%
Alliance Data Systems Corp. (a)                                                   200,000      $    12,494,000
Global Payments, Inc.                                                             150,000            6,945,000
                                                                                               ---------------
                                                                                                    19,439,000
                                                                                               ---------------
DEPARTMENT STORES   1.9%
Kohl's Corp. (a)                                                                  200,000           13,686,000
Sears Holdings Corp. (a)                                                           50,000            8,396,500
                                                                                               ---------------
                                                                                                    22,082,500
                                                                                               ---------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   1.3%
Corporate Executive Board Co.                                                      75,000            6,577,500
Dun & Bradstreet Corp. (a)                                                        100,000            8,279,000
                                                                                               ---------------
                                                                                                    14,856,500
                                                                                               ---------------
EDUCATION SERVICES   0.6%
ITT Educational Services, Inc. (a)                                                100,000            6,637,000
                                                                                               ---------------

ELECTRICAL COMPONENTS & EQUIPMENT   2.1%
General Cable Corp. (a)                                                           200,000            8,742,000
Rockwell Automation, Inc.                                                         250,000           15,270,000
                                                                                               ---------------
                                                                                                    24,012,000
                                                                                               ---------------
ELECTRIC UTILITIES   0.8%
FirstEnergy Corp.                                                                 150,000            9,045,000
                                                                                               ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS   1.2%
Amphenol Corp., Class A                                                           100,000            6,208,000
Itron, Inc. (a)                                                                   150,000            7,776,000
                                                                                               ---------------
                                                                                                    13,984,000
                                                                                               ---------------
ELECTRONIC MANUFACTURING SERVICES   1.1%
Jabil Circuit, Inc.                                                               200,000            4,910,000
Trimble Navigation Ltd. (a)                                                       150,000            7,609,500
                                                                                               ---------------
                                                                                                    12,519,500
                                                                                               ---------------
ENVIRONMENTAL & FACILITIES SERVICES   1.2%
Republic Services, Inc.                                                           150,000            6,100,500
Stericycle, Inc. (a)                                                              100,000            7,550,000
                                                                                               ---------------
                                                                                                    13,650,500
                                                                                               ---------------


                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
FERTILIZERS & AGRICULTURAL CHEMICALS   0.5%
Agrium, Inc. (Canada)                                                             200,000      $     6,298,000
                                                                                               ---------------

GAS UTILITIES   0.7%
Questar Corp.                                                                     100,000            8,305,000
                                                                                               ---------------

HEALTH CARE EQUIPMENT   5.1%
Hologic, Inc. (a)                                                                 550,000           26,004,000
Mentor Corp.                                                                      450,000           21,991,500
Ventana Medical Systems, Inc. (a)                                                 250,000           10,757,500
                                                                                               ---------------
                                                                                                    58,753,000
                                                                                               ---------------
HEALTH CARE FACILITIES   0.6%
Brookdale Senior Living, Inc.                                                     150,000            7,200,000
                                                                                               ---------------

HEALTH CARE SERVICES   1.2%
DaVita, Inc. (a)                                                                  250,000           14,220,000
                                                                                               ---------------

HOME ENTERTAINMENT SOFTWARE   0.9%
Electronic Arts, Inc. (a)                                                         200,000           10,072,000
                                                                                               ---------------

HOTELS, RESORTS & CRUISE LINES   2.1%
Marriott International, Inc., Class A                                             500,000           23,860,000
                                                                                               ---------------

HUMAN RESOURCE & EMPLOYMENT SERVICES   0.6%
Watson Wyatt Worldwide, Inc., Class A                                             150,000            6,772,500
                                                                                               ---------------

INDUSTRIAL GASES   0.5%
Praxair, Inc.                                                                     100,000            5,933,000
                                                                                               ---------------

INDUSTRIAL MACHINERY   1.8%
Danaher Corp.                                                                     150,000           10,866,000
Dover Corp.                                                                       200,000            9,804,000
                                                                                               ---------------
                                                                                                    20,670,000
                                                                                               ---------------
INTERNET RETAIL   1.4%
Nutri/System, Inc. (a)                                                            250,000           15,847,500
                                                                                               ---------------

INTERNET SOFTWARE & SERVICES   3.2%
Akamai Technologies, Inc. (a)                                                     400,000           21,248,000


                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
Digital River, Inc. (a)                                                           200,000      $    11,158,000
ValueClick, Inc. (a)                                                              200,000            4,726,000
                                                                                               ---------------
                                                                                                    37,132,000
                                                                                               ---------------
INVESTMENT BANKING & BROKERAGE   4.4%
Bear Stearns Co., Inc.                                                             75,000           12,208,500
Charles Schwab Corp.                                                            1,000,000           19,340,000
Investment Technology Group, Inc. (a)                                             450,000           19,296,000
                                                                                               ---------------
                                                                                                    50,844,500
                                                                                               ---------------
IT CONSULTING & OTHER SERVICES   1.0%
Cognizant Technology Solutions Corp., Class A (a)                                 150,000           11,574,000
                                                                                               ---------------

LEISURE PRODUCTS   0.4%
Smith & Wesson Holding Corp. (a)                                                  500,000            5,170,000
                                                                                               ---------------

MARINE   0.4%
Kirby Corp. (a)                                                                   150,000            5,119,500
                                                                                               ---------------

OIL & GAS EQUIPMENT & SERVICES   4.7%
Cameron International Corp. (a)                                                   200,000           10,610,000
Core Laboratories N.V. (Netherlands) (a)                                          100,000            8,100,000
FMC Technologies, Inc. (a)                                                        150,000            9,244,500
Grant Prideco, Inc. (a)                                                           200,000            7,954,000
Smith International, Inc.                                                         300,000           12,321,000
Superior Energy Services, Inc. (a)                                                200,000            6,536,000
                                                                                               ---------------
                                                                                                    54,765,500
                                                                                               ---------------
OIL & GAS EXPLORATION & PRODUCTION   4.1%
Devon Energy Corp.                                                                250,000           16,770,000
Ultra Petroleum Corp. (a)                                                         450,000           21,487,500
XTO Energy, Inc.                                                                  200,000            9,410,000
                                                                                               ---------------
                                                                                                    47,667,500
                                                                                               ---------------
PAPER PRODUCTS   0.8%
MeadWestvaco Corp.                                                                300,000            9,018,000
                                                                                               ---------------

PHARMACEUTICALS   8.1%
Medicis Pharmaceutical Corp., Class A                                             300,000           10,539,000


                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
PHARMACEUTICALS (CONTINUED)
New River Pharmaceuticals, Inc. (a)                                               800,000      $    43,768,000
Shire Pharmaceuticals PLC - ADR (United Kingdom)                                  450,000           27,792,000
Warner Chilcott Ltd., Ser A (Bermuda) (a)                                         800,000           11,056,000
                                                                                               ---------------
                                                                                                    93,155,000
                                                                                               ---------------
RESTAURANTS   0.6%
Starbucks Corp. (a)                                                               200,000            7,084,000
                                                                                               ---------------

SEMICONDUCTOR EQUIPMENT   3.0%
ASML Holding N.V. (Netherlands) (a)                                               600,000           14,778,000
MEMC Electronic Materials, Inc. (a)                                               250,000            9,785,000
Tessera Technologies, Inc. (a)                                                    250,000           10,085,000
                                                                                               ---------------
                                                                                                    34,648,000
                                                                                               ---------------
SEMICONDUCTORS   0.6%
NVIDIA Corp. (a)                                                                  200,000            7,402,000
                                                                                               ---------------

SPECIALIZED FINANCE   3.0%
IntercontinentalExchange, Inc. (a)                                                150,000           16,185,000
Nasdaq Stock Market, Inc. (a)                                                     600,000           18,474,000
                                                                                               ---------------
                                                                                                    34,659,000
                                                                                               ---------------
SPECIALTY CHEMICALS   0.8%
Ecolab, Inc.                                                                      200,000            9,040,000
                                                                                               ---------------

SYSTEMS SOFTWARE   1.5%
BMC Software, Inc. (a)                                                            300,000            9,660,000
Sybase, Inc. (a)                                                                  300,000            7,410,000
                                                                                               ---------------
                                                                                                    17,070,000
                                                                                               ---------------
TECHNOLOGY DISTRIBUTORS   0.7%
Anixter International, Inc. (a)                                                   150,000            8,145,000
                                                                                               ---------------

TOBACCO   0.8%
Loews Corp. - Carolina Group                                                      150,000            9,708,000
                                                                                               ---------------

TRADING COMPANIES & DISTRIBUTORS   0.5%
Fastenal Co.                                                                      150,000            5,382,000
                                                                                               ---------------


                                                                                NUMBER OF
DESCRIPTION                                                                        SHARES                VALUE
-------------------------------------------------                               ---------      ---------------
WIRELESS TELECOMMUNICATION SERVICES   2.8%
Crown Castle International Corp. (a)                                              400,000      $    12,920,000
NII Holdings, Inc. (a)                                                            300,000           19,332,000
                                                                                               ---------------

                                                                                                    32,252,000
                                                                                               ---------------
TOTAL LONG-TERM INVESTMENTS   100.5%
  (Cost $981,233,193)                                                                            1,161,372,066
                                                                                               ---------------
REPURCHASE AGREEMENTS   0.1%
Citigroup, Inc. ($151,194 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated
  12/29/06, to be sold on 01/02/07 at $151,282)                                                        151,194
State Street Bank & Trust Co. ($588,806 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07 at $589,138)                                           588,806
                                                                                               ---------------

TOTAL SHORT-TERM INVESTMENTS   0.1%
  (Cost $740,000)                                                                                      740,000
                                                                                               ---------------

TOTAL INVESTMENTS  100.6%
  (Cost $981,973,193)                                                                            1,162,112,066

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%)                                                       (6,480,870)
                                                                                               ---------------

NET ASSETS 100.0%                                                                              $ 1,155,631,196
                                                                                               ===============


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.


ADR  -  American Depositary Receipt


VAN KAMPEN LEADERS FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                              NUMBER OF
DESCRIPTION                                                                      SHARES               VALUE
-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENT COMPANIES   98.7%
Van Kampen Comstock Fund, Class I .................................           2,522,396        $ 48,530,899
Van Kampen Equity and Income Fund, Class I ........................           5,323,156          48,547,185
Van Kampen International Growth Fund, Class I .....................           2,324,810          48,751,266
                                                                                               ------------

TOTAL LONG-TERM INVESTMENTS   98.7%
  (Cost $137,427,916) .................................................................         145,829,350
                                                                                               ------------

REPURCHASE AGREEMENTS   0.7%

Citigroup Global Markets, Inc. ($217,393 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07 at $217,519) ..........................             217,393
State Street Bank & Trust Co. ($846,607 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07 at $847,085) ..........................             846,607
                                                                                               ------------

TOTAL REPURCHASE AGREEMENTS   0.7%
  (Cost $1,064,000) ...................................................................           1,064,000
                                                                                               ------------

TOTAL INVESTMENTS  99.4%
  (Cost $138,491,916) .................................................................         146,893,350

OTHER ASSETS IN EXCESS OF LIABILITIES  0.6% ...........................................             896,643
                                                                                               ------------

NET ASSETS 100.0% .....................................................................        $147,789,993
                                                                                               ------------


Percentages are calculated as a percentage of net assets.

Van Kampen Mid Cap Growth Fund
Portfolio of Investments - December 31, 2006 (Unaudited)

                                                                                    NUMBER OF
DESCRIPTION                                                                            SHARES                   VALUE
----------------------------------------------------------------------              ---------         ---------------
COMMON STOCKS   94.4%
ADVERTISING   3.7%
Aeroplan Income Fund (CAD) (Canada) ..................................                852,893         $    12,411,434
Focus Media Holding, Ltd. - ADR (Cayman Islands) (a) .................                193,923              12,874,548
Lamar Advertising, Class A (a) .......................................                304,168              19,889,546
                                                                                                      ---------------
                                                                                                           45,175,528
                                                                                                      ---------------
AIR FREIGHT & LOGISTICS   4.7%
C.H. Robinson Worldwide, Inc. ........................................                661,741              27,058,590
Expeditors International of Washington, Inc. .........................                762,042              30,862,701
                                                                                                      ---------------
                                                                                                           57,921,291
                                                                                                      ---------------
APPAREL RETAIL   4.4%
Abercrombie & Fitch Co., Class A .....................................                517,648              36,043,830
Urban Outfitters, Inc. (a) ...........................................                822,491              18,941,968
                                                                                                      ---------------
                                                                                                           54,985,798
                                                                                                      ---------------
APPLICATION SOFTWARE   1.4%
Salesforce.com, Inc. (a) .............................................                489,696              17,849,419
                                                                                                      ---------------

ASSET MANAGEMENT & CUSTODY BANKS   2.6%
Calamos Asset Management, Inc., Class A ..............................                770,297              20,667,069
Janus Capital Group, Inc. ............................................                517,000              11,162,030
                                                                                                      ---------------
                                                                                                           31,829,099
                                                                                                      ---------------
BIOTECHNOLOGY   1.1%
Techne Corp. (a) .....................................................                247,474              13,722,433
                                                                                                      ---------------

BROADCASTING & CABLE TV   3.3%
Grupo Televisa, SA - ADR (Mexico) ....................................              1,494,265              40,360,098
                                                                                                      ---------------

CASINOS & GAMING   3.8%
Station Casinos, Inc. ................................................                200,509              16,375,570
Wynn Resorts, Ltd. (a) ...............................................                331,970              31,155,385
                                                                                                      ---------------
                                                                                                           47,530,955
                                                                                                      ---------------
CONSTRUCTION MATERIALS   1.1%
Florida Rock Industries, Inc. ........................................                302,400              13,018,320
                                                                                                      ---------------

DATA PROCESSING & OUTSOURCED SERVICES   2.5%
Iron Mountain, Inc. (a) ..............................................                760,304              31,430,967
                                                                                                      ---------------

                                                                                    NUMBER OF
DESCRIPTION                                                                            SHARES                   VALUE
----------------------------------------------------------------------              ---------         ---------------
DIVERSIFIED CHEMICALS   1.1%
Cabot Corp. ..........................................................                306,191              13,340,742
                                                                                                      ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   5.8%
ChoicePoint, Inc. (a) ................................................                636,538              25,066,866
Corporate Executive Board Co. ........................................                528,411              46,341,645
                                                                                                      ---------------
                                                                                                           71,408,511
                                                                                                      ---------------
EDUCATION SERVICES   2.0%
Apollo Group, Inc., Class A (a) ......................................                321,208              12,517,476
ITT Educational Services, Inc. (a) ...................................                177,023              11,749,016
                                                                                                      ---------------
                                                                                                           24,266,492
                                                                                                      ---------------
ENVIRONMENTAL & FACILITIES SERVICES   2.3%
Stericycle, Inc. (a) .................................................                372,449              28,119,900
                                                                                                      ---------------

GAS UTILITIES   1.0%
Questar Corp. ........................................................                149,969              12,454,926
                                                                                                      ---------------

HEALTH CARE SUPPLIES   4.4%
Dade Behring Holdings, Inc. ..........................................                819,178              32,611,476
Gen-Probe, Inc. (a) ..................................................                425,016              22,258,088
                                                                                                      ---------------
                                                                                                           54,869,564
                                                                                                      ---------------
HOMEBUILDING   3.4%
Desarrolladora Homex, SA de CV - ADR (Mexico) (a)  ...................                460,573              27,206,047
NVR, Inc. (a) ........................................................                 22,409              14,453,805
                                                                                                      ---------------
                                                                                                           41,659,852
                                                                                                      ---------------
HOME ENTERTAINMENT SOFTWARE   1.0%
Activision, Inc. (a) .................................................                725,916              12,514,792
                                                                                                      ---------------

HOTELS, RESORTS & CRUISE LINES   5.6%
Choice Hotels International, Inc. ....................................                372,310              15,674,251
Hilton Hotels Corp. ..................................................                401,627              14,016,782
InterContinental Hotels Group PLC - ADR (United
   Kingdom) ..........................................................              1,544,857              39,007,639
                                                                                                      ---------------
                                                                                                           68,698,672
                                                                                                      ---------------
HUMAN RESOURCE & EMPLOYMENT SERVICES   3.0%
Monster Worldwide, Inc. (a) ..........................................                800,703              37,344,788
                                                                                                      ---------------

                                                                                    NUMBER OF
DESCRIPTION                                                                            SHARES                   VALUE
----------------------------------------------------------------------              ---------         ---------------
INDUSTRIAL MACHINERY   1.5%
Pentair, Inc. ........................................................                604,877              18,993,138
                                                                                                      ---------------

INSURANCE BROKERS   0.8%
Brown & Brown, Inc. ..................................................                364,510              10,282,827
                                                                                                      ---------------

INTERNET RETAIL   4.5%
Amazon.com, Inc. (a) .................................................              1,000,422              39,476,652
Expedia, Inc. (a) ....................................................                758,034              15,903,553
                                                                                                      ---------------
                                                                                                           55,380,205
                                                                                                      ---------------
INTERNET SOFTWARE & SERVICES   1.4%
Baidu.com, Inc. - ADR (Cayman Islands) (a) ...........................                152,867              17,231,168
                                                                                                      ---------------

MULTI-SECTOR HOLDINGS   1.4%
Leucadia National Corp. ..............................................                599,315              16,900,683
                                                                                                      ---------------

OIL & GAS EXPLORATION & PRODUCTION   6.7%
Southwestern Energy Co. (a) ..........................................                861,166              30,183,868
Ultra Petroleum Corp. (Canada) (a) ...................................              1,111,452              53,071,833
                                                                                                      ---------------
                                                                                                           83,255,701
                                                                                                      ---------------
PAPER PRODUCTS   1.0%
MeadWestvaco Corp. ...................................................                397,105              11,936,976
                                                                                                      ---------------

PHOTOGRAPHIC PRODUCTS   1.0%
Eastman Kodak Co. ....................................................                484,794              12,507,685
                                                                                                      ---------------

PROPERTY & CASUALTY INSURANCE   1.1%
Alleghany Corp. (a) ..................................................                 38,758              14,092,409
                                                                                                      ---------------

REAL ESTATE MANAGEMENT & DEVELOPMENT   2.7%
Brookfield Asset Management, Inc., Class A (Canada) ..................                123,126               5,932,210
Realogy Corp. (a) ....................................................                457,653              13,876,039
Saint Joe Co. ........................................................                242,017              12,964,851
                                                                                                      ---------------
                                                                                                           32,773,100
                                                                                                      ---------------
RESTAURANTS   2.3%
Wendy's International, Inc. ..........................................                842,249              27,870,019
                                                                                                      ---------------

                                                                                    NUMBER OF
DESCRIPTION                                                                            SHARES                   VALUE
----------------------------------------------------------------------              ---------         ---------------
SEMICONDUCTOR EQUIPMENT   1.3%
Tessera Technologies, Inc. (a) .......................................                413,597              16,684,503
                                                                                                      ---------------

SEMICONDUCTORS   1.6%
Marvell Technology Group, Ltd. (Bermuda) (a) .........................              1,058,406              20,310,811
                                                                                                      ---------------

SPECIALIZED CONSUMER SERVICES   1.2%
Weight Watchers International, Inc. ..................................                271,612              14,267,778
                                                                                                      ---------------

SPECIALTY STORES   0.9%
PetSmart, Inc. .......................................................                385,401              11,122,673
                                                                                                      ---------------

THRIFTS & MORTGAGE FINANCE   1.6%
People's Bank ........................................................                429,893              19,181,826
                                                                                                      ---------------

WIRELESS TELECOMMUNICATION SERVICES   5.2%
Crown Castle International Corp. (a) .................................                788,260              25,460,798
NII Holdings, Inc., Class B (a) ......................................                594,508              38,310,096
                                                                                                      ---------------
                                                                                                           63,770,894
                                                                                                      ---------------
TOTAL LONG-TERM INVESTMENTS   94.4%
   (Cost $1,001,876,655) ...................................................................            1,165,064,543
                                                                                                      ---------------

REPURCHASE AGREEMENTS   5.8%
Citigroup Global Markets, Inc. ($14,752,250 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.23%, dated 12/29/06, to be sold on 01/02/07 at $14,760,823) ...........................               14,752,250

DESCRIPTION                                                                                                     VALUE
--------------------------------------------------------------------------------------------          ---------------
State Street Bank & Trust Co. ($57,450,750 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.08%, dated 12/29/06, to be sold on 01/02/07 at $57,483,178) ...........................               57,450,750
                                                                                                      ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $72,203,000) ......................................................................               72,203,000
                                                                                                      ---------------

TOTAL INVESTMENTS  100.2%
   (Cost $1,074,079,655) ...................................................................            1,237,267,543

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) ..............................................               (2,518,480)
                                                                                                      ---------------

NET ASSETS 100.0% ..........................................................................          $ 1,234,749,063
                                                                                                      ---------------


Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.


ADR  -  American Depositary Receipt
CAD  -  Canadian Dollar

VAN KAMPEN SELECT GROWTH FUND
PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                      SHARES            VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS   101.3%
AEROSPACE & DEFENSE   3.6%
Precision Castparts Corp.                                        45,000        $    3,522,600

Raytheon Co.                                                     35,000             1,848,000
                                                                               --------------
                                                                                    5,370,600
                                                                               --------------

AIRLINES   2.3%
AMR Corp. (a)                                                   115,000             3,476,450
                                                                               --------------

APPAREL, ACCESSORIES & LUXURY GOODS   4.2%
Coach, Inc. (a)                                                  65,000             2,792,400
Polo Ralph Lauren Corp.                                          45,000             3,494,700
                                                                               --------------
                                                                                    6,287,100
                                                                               --------------


APPAREL RETAIL   1.0%
Limited Brands, Inc.                                             50,000             1,447,000
                                                                               --------------

BIOTECHNOLOGY   6.1%
Celgene Corp. (a)                                                70,000             4,027,100
Gilead Sciences, Inc. (a)                                        80,000             5,194,400
                                                                               --------------
                                                                                    9,221,500
                                                                               --------------

BROADCASTING & CABLE TV   3.8%
Comcast Corp., Class A (a)                                      135,000             5,714,550
                                                                               --------------

CASINOS & GAMING   0.1%
Melco PBL Entertainment (Macau), Ltd. - ADR
(Cayman Islands) (a)                                              5,800               123,308
                                                                               --------------

CATALOG RETAIL   0.8%
Coldwater Creek, Inc. (a)                                        50,000             1,226,000
                                                                               --------------

COMMUNICATIONS EQUIPMENT   5.5%
Cisco Systems, Inc. (a)                                         305,000             8,335,650
                                                                               --------------

COMPUTER HARDWARE   5.3%
Apple Computer, Inc. (a)                                         45,000             3,817,800
Hewlett-Packard Co.                                             100,000             4,119,000
                                                                               --------------
                                                                                    7,936,800
                                                                               --------------

DEPARTMENT STORES   4.9%
J.C. Penney Co., Inc.                                            75,000             5,802,000
Kohl's Corp. (a)                                                 23,000             1,573,890
                                                                               --------------
                                                                                    7,375,890
                                                                               --------------

ELECTRICAL COMPONENTS & EQUIPMENT   1.7%
Emerson Electric Co.                                             60,000             2,645,400
                                                                               --------------

HEALTH CARE EQUIPMENT   2.3%
Baxter International, Inc.                                       45,000             2,087,550
Hologic, Inc. (a)                                                28,479             1,346,487
                                                                               --------------
                                                                                    3,434,037
                                                                               --------------

HEALTH CARE SERVICES   1.2%
Laboratory Corp. of America Holdings (a)                         25,000             1,836,750
                                                                               --------------

HEAVY ELECTRICAL EQUIPMENT   1.3%
ABB, Ltd. - ADR (Switzerland)                                   110,000             1,977,800
                                                                               --------------

HOTELS, RESORTS & CRUISE LINES   2.2%
Marriott International, Inc., Class A                            70,000             3,340,400
                                                                               --------------

HOUSEHOLD PRODUCTS   3.0%
Procter & Gamble Co.                                             70,000             4,498,900
                                                                               --------------

INTERNET SOFTWARE & SERVICES   7.3%
Akamai Technologies, Inc. (a)                                    60,000             3,187,200
Google, Inc., Class A (a)                                        17,000             7,828,160
                                                                               --------------
                                                                                   11,015,360
                                                                               --------------

INVESTMENT BANKING & BROKERAGE   4.0%
Goldman Sachs Group, Inc.                                        30,000             5,980,500
                                                                               --------------

IT CONSULTING & OTHER SERVICES   2.2%
Accenture, Ltd., Class A (Bermuda)                               40,000             1,477,200
Cognizant Technology Solutions Corp., Class A (a)                25,000             1,929,000
                                                                               --------------
                                                                                    3,406,200
                                                                               --------------

LIFE & HEALTH INSURANCE   2.6%
Prudential Financial, Inc.                                       45,000             3,863,700
                                                                               --------------

MOVIES & ENTERTAINMENT   1.5%
Walt Disney Co.                                                  65,000             2,227,550
                                                                               --------------

OIL & GAS EQUIPMENT & SERVICES   4.8%
Schlumberger, Ltd.  (Netherlands Antilles)                       90,000             5,684,400
Tenaris, SA - ADR (Luxembourg)                                   30,000             1,496,700
                                                                               --------------
                                                                                    7,181,100
                                                                               --------------

OIL & GAS EXPLORATION & PRODUCTION   2.4%
Devon Energy Corp.                                               55,000             3,689,400
                                                                               --------------

OTHER DIVERSIFIED FINANCIAL SERVICES   1.9%
JPMorgan Chase & Co.                                             60,000             2,898,000
                                                                               --------------

PHARMACEUTICALS   6.7%
Allergan, Inc.                                                   45,000             5,388,300
Roche Holding AG - ADR (Switzerland)                             25,000             2,237,445
Shire PLC - ADR (United Kingdom)                                 40,000             2,470,400
                                                                               --------------
                                                                                   10,096,145
                                                                               --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT   1.6%
CB Richard Ellis Group, Inc., Class A (a)                        75,000             2,490,000
                                                                               --------------

RESTAURANTS   1.8%
McDonald's Corp.                                                 60,000             2,659,800
                                                                               --------------

SEMICONDUCTOR EQUIPMENT   2.5%
Applied Materials, Inc.                                         125,000             2,306,250
Lam Research Corp. (a)                                           30,000             1,518,600
                                                                               --------------
                                                                                    3,824,850
                                                                               --------------

SEMICONDUCTORS   2.3%
Intel Corp.                                                     170,000             3,442,500
                                                                               --------------

SOFT DRINKS   2.7%
PepsiCo, Inc.                                                    65,000             4,065,750
                                                                               --------------

SPECIALIZED FINANCE   1.7%
Chicago Mercantile Exchange Holdings, Inc.                        5,000             2,548,750
                                                                               --------------

SYSTEMS SOFTWARE   1.3%
Oracle Corp. (a)                                                115,000             1,971,100
                                                                               --------------

WIRELESS TELECOMMUNICATION SERVICES   4.7%
America Movil SA de CV, Ser L - ADR (Mexico)                     95,000             4,295,900
American Tower Corp., Class A (a)                                75,000             2,796,000
                                                                               --------------
                                                                                    7,091,900
                                                                               --------------

TOTAL LONG-TERM INVESTMENTS   101.3%
  (Cost $135,362,093)                                                             152,700,740


REPURCHASE AGREEMENTS   1.3%
Citigroup Global Markets, Inc. ($412,719 par
   collateralized by U.S. Government obligations
   in a pooled cash account, interest rate of 5.23%,
   dated 12/29/06, to be sold on 01/02/07 at $412,959)                                412,719
State Street Bank & Trust Co. ($1,607,281 par
   collateralized by U.S. Government obligations
    in a pooled cash account, interest rate of 5.08%,
    dated 12/29/06, to be sold on 01/02/07 at $1,608,188)                           1,607,281
                                                                               --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $2,020,000)                                                                 2,020,000
                                                                               --------------

TOTAL INVESTMENTS  102.6%
  (Cost $137,382,093)                                                             154,720,740

LIABILITIES IN EXCESS OF OTHER ASSETS  (2.6%)                                      (3,989,714)
                                                                               --------------

NET ASSETS 100.0%                                                              $  150,731,026
                                                                               ==============


Percentages are calculated as a percentage of net assets.
(a)  Non-income producing security as this stock currently does not declare dividends.

ADR  - American Depositary Receipt



VAN KAMPEN SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
COMMON STOCKS   94.9%
AEROSPACE & DEFENSE   1.7%
Ceradyne, Inc. (a) .................................................           40,000     $   2,260,000
                                                                                          -------------
Teledyne Technologies, Inc. (a) ....................................           72,000         2,889,360
                                                                                          -------------
                                                                                              5,149,360
                                                                                          -------------
APPAREL, ACCESSORIES & LUXURY GOODS   1.7%
Maidenform Brands, Inc. (a) ........................................           76,000         1,377,120
Phillips-Van Heusen Corp. ..........................................           45,000         2,257,650
Under Armour, Inc., Class A (a) ....................................           30,000         1,513,500
                                                                                          -------------
                                                                                              5,148,270
                                                                                          -------------
APPAREL RETAIL   2.0%
DSW, Inc., Class A (a) .............................................           60,000         2,314,200
The Children's Place Retail Stores, Inc. (a) .......................           35,000         2,223,200
The Gymboree Corp. (a) .............................................           40,000         1,526,400
                                                                                          -------------
                                                                                              6,063,800
                                                                                          -------------
APPLICATION SOFTWARE   8.6%
Actuate Corp. (a) ..................................................          140,000           831,600
Advent Software, Inc. (a) ..........................................           43,000         1,517,470
Altiris, Inc. (a) ..................................................          122,000         3,096,360
Aspen Technology, Inc. (a) .........................................          144,000         1,586,880
Captaris, Inc. (a) .................................................          107,000           831,390
FactSet Research Systems, Inc. .....................................           71,000         4,010,080
Hyperion Solutions Corp. (a) .......................................           84,000         3,018,960
Interactive Intelligence, Inc. (a) .................................          167,000         3,744,140
Manhattan Associates, Inc. (a) .....................................           79,000         2,376,320
Parametric Technology Corp. (a) ....................................          120,000         2,162,400
TIBCO Software, Inc. (a) ...........................................          325,000         3,068,000
                                                                                          -------------
                                                                                             26,243,600
                                                                                          -------------
AUTOMOTIVE RETAIL   0.5%
CSK Auto Corp. (a) .................................................           92,000         1,577,800
                                                                                          -------------

BIOTECHNOLOGY   1.2%
Savient Pharmaceuticals, Inc. (a) ..................................          134,000         1,502,140
United Therapeutics Corp. (a) ......................................           41,000         2,229,170
                                                                                          -------------
                                                                                              3,731,310
                                                                                          -------------

                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
CASINOS & GAMING   0.1%
Melco PBL Entertainment (Macau) Ltd. - ADR (Cayman
   Islands) (a) ....................................................          11,300      $     240,238
                                                                                          -------------

COMMERCIAL PRINTING   1.0%
Deluxe Corp. .......................................................           61,000         1,537,200
Ennis, Inc. ........................................................           64,000         1,565,440
                                                                                          -------------
                                                                                              3,102,640
                                                                                          -------------
COMMODITY CHEMICALS    0.5%
Pioneer Cos., Inc. (a) .............................................           55,000         1,576,300
                                                                                          -------------

COMMUNICATIONS EQUIPMENT   5.4%
Arris Group, Inc. (a) ..............................................          250,000         3,127,500
Avocent Corp. (a) ..................................................           92,000         3,114,200
Comtech Telecommunications Corp. (a) ...............................           79,000         3,007,530
NETGEAR, Inc. (a) ..................................................           86,000         2,257,500
Polycom, Inc. (a) ..................................................          158,000         4,883,780
                                                                                          -------------
                                                                                             16,390,510
                                                                                          -------------
COMPUTER STORAGE & PERIPHERALS   2.7%
Brocade Communications Systems, Inc. (a) ...........................          188,000         1,543,480
Emulex Corp. (a) ...................................................          119,000         2,321,690
Imation Corp. ......................................................           49,000         2,275,070
Komag, Inc. (a) ....................................................           56,000         2,121,280
                                                                                          -------------
                                                                                              8,261,520
                                                                                          -------------
CONSUMER FINANCE   2.3%
Advanta Corp., Class B .............................................           52,000         2,268,760
Cash America International, Inc. ...................................           51,000         2,391,900
World Acceptance Corp. (a) .........................................           49,000         2,300,550
                                                                                          -------------
                                                                                              6,961,210
                                                                                          -------------
DATA PROCESSING & OUTSOURCED SERVICES   3.0%
Global Payments, Inc. ..............................................           83,000         3,842,900
Syntel, Inc. .......................................................           57,000         1,527,600
VeriFone Holdings, Inc. (a) ........................................          108,000         3,823,200
                                                                                          -------------
                                                                                              9,193,700
                                                                                          -------------


                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   0.5%
Healthcare Services Group, Inc. ....................................          53,000      $   1,534,880
                                                                                          -------------

DRUG RETAIL   0.5%
Rite Aid Corp. (a) .................................................          300,000         1,632,000
                                                                                          -------------

EDUCATION SERVICES   0.0%
Apollo Group, Inc., Class A (a) ....................................                1                39
                                                                                          -------------

ELECTRIC UTILITIES   0.5%
IDACORP, Inc. ......................................................           38,000         1,468,700
                                                                                          -------------

ELECTRONIC EQUIPMENT MANUFACTURERS   4.4%
Dolby Laboratories, Inc., Class A (a) ..............................          100,000         3,102,000
FLIR Systems, Inc. (a) .............................................           95,000         3,023,850
Itron, Inc. (a) ....................................................           60,000         3,110,400
Rofin-Sinar Technologies, Inc. (a) .................................           39,000         2,357,940
Rogers Corp. (a) ...................................................           30,000         1,774,500
                                                                                          -------------
                                                                                             13,368,690
                                                                                          -------------
ENVIRONMENTAL & FACILITIES SERVICES   0.5%
Clean Harbors, Inc. (a) ............................................           33,000         1,597,530
                                                                                          -------------

FOOD DISTRIBUTORS   0.5%
Spartan Stores, Inc. ...............................................           75,000         1,569,750
                                                                                          -------------

FOOTWEAR   0.5%
Deckers Outdoor Corp. (a) ..........................................           27,000         1,618,650
                                                                                          -------------

HEALTH CARE EQUIPMENT   3.7%
Hansen Medical, Inc. (a) ...........................................           50,000           577,000
Hologic, Inc. (a) ..................................................           71,471         3,379,149
Kyphon, Inc. (a) ...................................................           34,000         1,373,600
Mentor Corp. .......................................................           61,000         2,981,070
Sirona Dental Systems, Inc. ........................................           75,000         2,888,250
                                                                                          -------------
                                                                                             11,199,069
                                                                                          -------------
HEALTH CARE FACILITIES   1.0%
Psychiatric Solutions, Inc. (a) ....................................           81,000         3,039,120
                                                                                          -------------


                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES   4.8%
AMN Healthcare Services, Inc. (a) ..................................          140,000     $   3,855,600
Cerner Corp. (a) ...................................................           83,000         3,776,500
inVentiv Health, Inc. (a) ..........................................           66,000         2,333,100
LHC Group, Inc. (a) ................................................           82,000         2,337,820
Pediatrix Medical Group, Inc. (a) ..................................           47,000         2,298,300
                                                                                          -------------
                                                                                             14,601,320
                                                                                          -------------
HEALTH CARE SUPPLIES   1.5%
ev3, Inc. (a) ......................................................           84,000         1,447,320
West Pharmaceutical Services, Inc. .................................           61,000         3,125,030
                                                                                          -------------
                                                                                              4,572,350
                                                                                          -------------
HEALTH CARE TECHNOLOGY   0.5%
Vital Images, Inc. (a) .............................................           44,000         1,531,200
                                                                                          -------------

HOME ENTERTAINMENT SOFTWARE   1.0%
THQ, Inc. (a) ......................................................           95,000         3,089,400
                                                                                          -------------

HOME FURNISHING RETAIL   0.8%
Rent-A-Center, Inc. (a) ............................................           79,000         2,331,290
                                                                                          -------------

HUMAN RESOURCE & EMPLOYMENT SERVICES   3.6%
Administaff, Inc. ..................................................           73,000         3,122,210
Heidrick & Struggles International, Inc. (a) .......................           54,000         2,287,440
Kenexa Corp. (a) ...................................................           98,000         3,259,480
Watson Wyatt Worldwide, Inc., Class A ..............................           50,000         2,257,500
                                                                                          -------------
                                                                                             10,926,630
                                                                                          -------------
INDUSTRIAL MACHINERY   1.2%
Middleby Corp. (a) .................................................           22,000         2,302,740
RBC Bearings, Inc. (a) .............................................           50,000         1,433,000
                                                                                          -------------
                                                                                              3,735,740
                                                                                          -------------
INTERNET RETAIL   1.8%
Nutri/System, Inc. (a) .............................................           50,000         3,169,500
Priceline.com, Inc. (a) ............................................           57,000         2,485,770
                                                                                          -------------
                                                                                              5,655,270
                                                                                          -------------
INTERNET SOFTWARE & SERVICES   5.5%
Akamai Technologies, Inc. (a) ......................................           43,000         2,284,160


                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (CONTINUED)
Digital River, Inc. (a) ............................................           95,000     $   5,300,050
Equinix, Inc. (a) ..................................................           69,000         5,217,780
GigaMedia, Ltd. (Singapore) (a) ....................................          160,000         1,563,200
Interwoven, Inc. (a) ...............................................          159,000         2,332,530
                                                                                          -------------
                                                                                             16,697,720
                                                                                          -------------
INVESTMENT BANKING & BROKERAGE   2.5%
GFI Group, Inc. (a) ................................................           38,000         2,365,880
Investment Technology Group, Inc. (a) ..............................           70,000         3,001,600
Knight Capital Group, Inc., Class A (a) ............................          126,000         2,415,420
                                                                                          -------------
                                                                                              7,782,900
                                                                                          -------------
IT CONSULTING & OTHER SERVICES   2.2%
Covansys Corp. (a) .................................................           68,000         1,560,600
Forrester Research, Inc. (a) .......................................           23,087           625,888
Gartner, Inc. (a) ..................................................          158,000         3,126,820
Sykes Enterprises, Inc. (a) ........................................           87,000         1,534,680
                                                                                          -------------
                                                                                              6,847,988
                                                                                          -------------
LEISURE PRODUCTS   1.7%
Marvel Entertainment, Inc. (a) .....................................          143,000         3,848,130
Smith & Wesson Holding Corp. (a) ...................................          121,000         1,251,140
                                                                                          -------------
                                                                                              5,099,270
                                                                                          -------------
LIFE SCIENCES TOOLS & SERVICES   0.8%
Bio-Rad Laboratories, Inc., Class A (a) ............................           28,000         2,310,560
                                                                                          -------------

MANAGED HEALTH CARE   0.5%
WellCare Health Plans, Inc. (a) ....................................           23,000         1,584,700
                                                                                          -------------

METAL & GLASS CONTAINERS   0.6%
Greif, Inc., Class A ...............................................           15,000         1,776,000
                                                                                          -------------

OFFICE SERVICES & SUPPLIES   0.7%
PeopleSupport, Inc. (a) ............................................          109,000         2,294,450
                                                                                          -------------

OIL & GAS EQUIPMENT & SERVICES   2.3%
Core Laboratories NV (Netherlands) (a) .............................           38,000         3,078,000
GulfMark Offshore, Inc. (a) ........................................           40,000         1,496,400


                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Input/Output, Inc. (a) .............................................          170,000     $   2,317,100
                                                                                          -------------
                                                                                              6,891,500
                                                                                          -------------
OIL & GAS EXPLORATION & PRODUCTION   1.7%
Mariner Energy, Inc. (a) ...........................................          118,000         2,312,800
St. Mary Land & Exploration Co. ....................................           80,000         2,947,200
                                                                                          -------------
                                                                                              5,260,000
                                                                                          -------------
OIL & GAS REFINING & MARKETING   0.7%
World Fuel Services Corp. ..........................................           47,000         2,089,620
                                                                                          -------------

PERSONAL PRODUCTS   1.7%
NBTY, Inc. (a) .....................................................           63,000         2,618,910
Prestige Brands Holdings, Inc. (a) .................................           25,000           325,500
USANA Health Sciences, Inc. (a) ....................................           45,000         2,324,700
                                                                                          -------------
                                                                                              5,269,110
                                                                                          -------------
PHARMACEUTICALS   3.7%
Adams Respiratory Therapeutics, Inc. (a) ...........................           60,000         2,448,600
Medicis Pharmaceutical Corp., Class A ..............................           65,000         2,283,450
New River Pharmaceuticals, Inc. (a) ................................           75,000         4,103,250
Sciele Pharma, Inc. (a) ............................................           99,000         2,376,000
                                                                                          -------------
                                                                                             11,211,300
                                                                                          -------------
PROPERTY & CASUALTY INSURANCE   0.7%
Zenith National Insurance Corp. ....................................           49,000         2,298,590
                                                                                          -------------

PUBLISHING   1.5%
Morningstar, Inc. (a) ..............................................           51,000         2,297,550
Scholastic Corp. (a) ...............................................           65,000         2,329,600
                                                                                          -------------
                                                                                              4,627,150
                                                                                          -------------
RESTAURANTS   1.5%
CEC Entertainment, Inc. (a) ........................................           56,000         2,254,000
CKE Restaurants, Inc. ..............................................          125,000         2,300,000
                                                                                          -------------
                                                                                              4,554,000
                                                                                          -------------
SEMICONDUCTOR EQUIPMENT   1.6%
Tessera Technologies, Inc. (a) .....................................          119,000         4,800,460
                                                                                          -------------

                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
SEMICONDUCTORS   0.5%
Silicon Image, Inc. (a) ............................................          114,000     $   1,450,080
                                                                                          -------------

SPECIALTY CHEMICALS   0.5%
OM Group, Inc. (a) .................................................           31,000         1,403,680
                                                                                          -------------

SPECIALTY STORES   0.7%
Dick's Sporting Goods, Inc. (a) ....................................           43,000         2,106,570
                                                                                          -------------

SYSTEMS SOFTWARE   4.8%
Macrovision Corp. (a) ..............................................          110,000         3,108,600
MICROS Systems, Inc. (a) ...........................................           75,000         3,952,500
Sybase, Inc. (a) ...................................................          154,000         3,803,800
VASCO Data Security International, Inc. (a) ........................          334,000         3,957,900
                                                                                          -------------
.....................................................................                         14,822,800
                                                                                          -------------
TRADING COMPANIES & DISTRIBUTORS   0.5%
Applied Industrial Technologies, Inc. ..............................           54,000         1,420,740
                                                                                          -------------

  TOTAL LONG-TERM INVESTMENTS   94.9%
    (Cost $262,878,614) ............................................                        289,711,074

  REPURCHASE AGREEMENTS   4.4%
  Citigroup Global Markets, Inc. ($2,757,657 par collateralized by U.S. Government obligations in a pooled cash account,
     interest rate of 5.23%, dated 12/29/06, to be sold on
     01/02/07 at $2,759,260) .......................................                          2,757,657

                                                                             NUMBER OF
DESCRIPTION                                                                   SHARES          VALUE
-------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
State Street Bank & Trust Co. ($10,739,343 par collateralized by U.S. Government obligations in a pooled cash account,
   interest rate of 5.08%, dated 12/29/06, to be sold on
   01/02/07 at $10,745,405) ........................................                      $  10,739,343
                                                                                          -------------

TOTAL REPURCHASE AGREEMENTS   4.4%
(Cost $13,497,000) .................................................                         13,497,000
                                                                                          -------------

TOTAL INVESTMENTS   99.3%
  (Cost $276,375,614) ..............................................                        303,208,074

OTHER ASSETS IN EXCESS OF LIABILITIES  0.7% ........................                          2,191,353
                                                                                          -------------

NET ASSETS 100.0% ..................................................                      $ 305,399,427
                                                                                          =============


Percentages are calculated as a percentage of net assets
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt



VAN KAMPEN SMALL CAP VALUE
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2006 (UNAUDITED)

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS   91.7%
AEROSPACE & DEFENSE   5.3%
AAR Corp. (a) .......................................................            47,800      $   1,395,282
DRS Technologies, Inc. ..............................................           179,600          9,461,328
Moog, Inc., Class A (a) .............................................           110,000          4,200,900
MTC Technologies, Inc. (a) ..........................................           112,186          2,641,980
                                                                                             -------------
                                                                                                17,699,490
                                                                                             -------------
AGRICULTURAL PRODUCTS   1.2%
Corn Products International, Inc. ...................................           118,500          4,092,990
                                                                                             -------------

AIR FREIGHT & LOGISTICS   0.9%
Pacer International, Inc. ...........................................           106,000          3,155,620
                                                                                             -------------

APPAREL, ACCESSORIES & LUXURY GOODS   0.7%
Maidenform Brands, Inc. (a) .........................................           121,890          2,208,647
                                                                                             -------------

APPAREL RETAIL   2.2%
Stage Stores, Inc. ..................................................           114,950          3,493,330
Tween Brands, Inc. (a) ..............................................           100,400          4,008,972
                                                                                             -------------
                                                                                                 7,502,302
                                                                                             -------------
APPLICATION SOFTWARE   1.8%
MSC Software Corp. (a) ..............................................           389,049          5,925,216
                                                                                             -------------

AUTOMOTIVE RETAIL   1.1%
Lithia Motors, Inc., Class A ........................................           126,800          3,646,768
                                                                                             -------------

BROADCASTING & CABLE TV   0.9%
Sinclair Broadcast Group, Inc., Class A .............................           300,900          3,159,450
                                                                                             -------------

BUILDING PRODUCTS   0.6%
Dayton Superior Corp. (a) ...........................................           170,200          1,998,148
                                                                                             -------------

COMMERCIAL PRINTING   2.4%
Cenveo, Inc. (a) ....................................................           239,200          5,071,040
Consolidated Graphics, Inc. (a) .....................................            48,100          2,841,267
                                                                                             -------------
                                                                                                 7,912,307
                                                                                             -------------
COMMUNICATIONS EQUIPMENT   1.5%
ADTRAN, Inc. ........................................................            16,700            379,090

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Tekelec (a) .........................................................           315,300      $   4,675,899
                                                                                             -------------
                                                                                                 5,054,989
                                                                                             -------------
COMPUTER STORAGE & PERIPHERALS   2.2%
Electronics for Imaging, Inc. (a) ...................................           278,300          7,397,214
                                                                                             -------------

CONSTRUCTION & ENGINEERING   0.5%
Stantec, Inc. (Canada) (a) ..........................................            77,200          1,678,328
                                                                                             -------------

DATA PROCESSING & OUTSOURCED SERVICES   1.8%
Gevity HR, Inc. .....................................................           167,900          3,977,551
Wright Express Corp. (a) ............................................            65,300          2,035,401
                                                                                             -------------
                                                                                                 6,012,952
                                                                                             -------------
DIVERSIFIED CHEMICALS   1.3%
Hercules, Inc. (a) ..................................................           231,838          4,476,792
                                                                                             -------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES   3.9%
Brinks Co. ..........................................................            76,400          4,883,488
FTI Consulting, Inc. (a) ............................................           128,500          3,583,865
G & K Services, Inc., Class A .......................................            17,111            665,447
Geo Group, Inc. (a) .................................................           108,664          4,077,073
                                                                                             -------------
                                                                                                13,209,873
                                                                                             -------------
ELECTRICAL COMPONENTS & EQUIPMENT   4.9%
Acuity Brands, Inc. .................................................            96,500          5,021,860
Belden CDT, Inc. ....................................................           236,200          9,233,058
General Cable Corp. (a) .............................................            53,860          2,354,221
                                                                                             -------------
                                                                                                16,609,139
                                                                                             -------------
ELECTRONIC EQUIPMENT MANUFACTURERS   1.3%
Paxar Corp. (a) .....................................................           190,800          4,399,848
                                                                                             -------------

GAS UTILITIES   1.6%
AGL Resources, Inc. .................................................            61,000          2,373,510
UGI Corp. ...........................................................           106,100          2,894,408
                                                                                             -------------
                                                                                                 5,267,918
                                                                                             -------------
HEALTH CARE SERVICES   2.5%
Apria Healthcare Group, Inc. (a) ....................................           321,200          8,559,980
                                                                                             -------------

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES   0.5%
West Pharmaceutical Services, Inc. ..................................            33,900      $   1,736,697
                                                                                             -------------

HOUSEHOLD PRODUCTS   1.0%
Central Garden & Pet Co. (a) ........................................            69,700          3,374,874
                                                                                             -------------

HOUSEWARES & SPECIALTIES   1.1%
Jarden Corp. (a) ....................................................           101,400          3,527,706
                                                                                             -------------

INDUSTRIAL MACHINERY   3.9%
Albany International Corp., Class A .................................           124,600          4,100,586
CIRCOR International, Inc. ..........................................           116,863          4,299,390
Watts Water Technologies, Inc., Class A .............................           115,400          4,744,094
                                                                                             -------------
                                                                                                13,144,070
                                                                                             -------------
INSURANCE BROKERS   0.8%
National Financial Partners Corp. ...................................            59,500          2,616,215
                                                                                             -------------

IT CONSULTING & OTHER SERVICES   4.5%
Gartner, Inc. (a) ...................................................           166,400          3,293,056
Keane, Inc. (a) .....................................................           302,400          3,601,584
MAXIMUS, Inc. .......................................................           267,560          8,235,497
                                                                                             -------------
                                                                                                15,130,137
                                                                                             -------------
LIFE & HEALTH INSURANCE   1.5%
Conseco, Inc. (a) ...................................................           244,000          4,875,120
                                                                                             -------------

LIFE SCIENCES TOOLS & SERVICES   1.7%
Bio-Rad Laboratories, Inc., Class A (a) .............................            68,110          5,620,437
                                                                                             -------------

MARINE   0.4%
American Commercial Lines, Inc. (a) .................................            19,800          1,297,098
                                                                                             -------------

METAL & GLASS CONTAINERS   0.8%
Silgan Holdings, Inc. ...............................................            62,900          2,762,568
                                                                                             -------------

 MISCELLANEOUS TRANSPORTATION   1.5%
Laidlaw International, Inc. .........................................           170,100          5,176,143
                                                                                             -------------

MORTGAGE REIT'S   1.3%
Anthracite Capital, Inc. ............................................           346,900          4,416,037
                                                                                             -------------

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
MULTI-UTILITIES   1.8%
Avista Corp. ........................................................           115,500      $   2,923,305
PNM Resources, Inc. .................................................           102,150          3,176,865
                                                                                             -------------
                                                                                                 6,100,170
                                                                                             -------------
OFFICE REAL ESTATE INVESTMENT TRUST   1.0%
Parkway Properties, Inc. ............................................            63,100          3,218,731
                                                                                             -------------

OFFICE SERVICES & SUPPLIES   3.4%
Acco Brands Corp. (a) ...............................................           435,335         11,523,317
                                                                                             -------------

OIL & GAS EQUIPMENT & SERVICES   2.4%
Superior Energy Services, Inc. (a) ..................................           103,420          3,379,765
Universal Compression Holdings, Inc. (a) ............................            73,970          4,594,277
                                                                                             -------------
                                                                                                 7,974,042
                                                                                             -------------
OIL & GAS EXPLORATION & PRODUCTION   2.2%
Denbury Resources, Inc. (a) .........................................           123,100          3,420,949
St. Mary Land & Exploration Co. .....................................           105,840          3,899,146
                                                                                             -------------
                                                                                                 7,320,095
                                                                                             -------------
PAPER PACKAGING   1.0%
Rock-Tenn Co., Class A ..............................................           124,400          3,372,484
                                                                                             -------------

PHARMACEUTICALS   1.7%
Perrigo Co. .........................................................           115,090          1,991,057
Sciele Pharma, Inc. (a) .............................................           159,600          3,830,400
                                                                                             -------------
                                                                                                 5,821,457
                                                                                             -------------
PROPERTY & CASUALTY INSURANCE   3.6%
NYMAGIC, Inc. .......................................................            62,800          2,298,480
ProAssurance Corp. (a) ..............................................            77,199          3,853,774
United America Indemnity (Cayman Islands) (a) .......................           240,747          6,098,122
                                                                                             -------------
                                                                                                12,250,376
                                                                                             -------------
REGIONAL BANKS   3.5%
Alabama National Bank Corp. .........................................            23,600          1,622,028
Central Pacific Financial Corp. .....................................            26,200          1,015,512
Greater Bay Bancorp .................................................            81,100          2,135,363
Integra Bank Corp. ..................................................            82,880          2,280,858
MB Financial Corp. ..................................................            82,550          3,104,705

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
REGIONAL BANKS (CONTINUED)
Provident Bankshares Corp. ..........................................            47,600      $   1,694,560
                                                                                             -------------
                                                                                                11,853,026
                                                                                             -------------
REINSURANCE   2.6%
Max Re Capital Ltd. (Bermuda) .......................................           206,900          5,135,258
Platinum Underwriters Holdings Ltd. (Bermuda) .......................           118,800          3,675,672
                                                                                             -------------
                                                                                                 8,810,930
                                                                                             -------------
RESTAURANTS   3.9%
AFC Enterprises, Inc. (a) ...........................................           303,800          5,368,146
Denny's Corp. (a) ...................................................           961,100          4,526,781
Landry's Restaurants, Inc. ..........................................           103,600          3,117,324
                                                                                             -------------
                                                                                                13,012,251
                                                                                             -------------
SEMICONDUCTORS   0.6%
Microsemi Corp. (a) .................................................            99,200          1,949,280
                                                                                             -------------

SPECIALIZED REIT'S   0.8%
LaSalle Hotel Properties ............................................            58,300          2,673,055
                                                                                             -------------

SPECIALTY CHEMICALS   1.3%
Cytec Industries, Inc. ..............................................            79,100          4,469,941
                                                                                             -------------

SPECIALTY STORES   0.9%
Guitar Center, Inc. (a) .............................................            68,000          3,091,280
                                                                                             -------------

THRIFTS & MORTGAGE FINANCE   1.7%
First Niagara Financial Group, Inc. .................................           209,983          3,120,347
Provident New York Bancorp ..........................................           164,810          2,468,854
                                                                                             -------------
                                                                                                 5,589,201
                                                                                             -------------
TRADING COMPANIES & DISTRIBUTORS   1.0%
TAL International Group, Inc. .......................................           127,474          3,402,281
                                                                                             -------------

WIRELESS TELECOMMUNICATION SERVICES   0.7%
Syniverse Hldgs, Inc. (a) ...........................................           156,800          2,350,432
                                                                                             -------------
TOTAL COMMON STOCKS   91.7% ...........................................................        308,427,422
                                                                                             -------------

                                                                              NUMBER OF
DESCRIPTION                                                                     SHARES           VALUE
----------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES   0.7%
iShares Russell 2000 Value Index Fund ...............................            31,200      $   2,496,624
                                                                                             -------------

TOTAL LONG-TERM INVESTMENTS   92.4%
   (Cost $214,435,564) ................................................................        310,924,046
                                                                                             -------------

REPURCHASE AGREEMENTS   8.2%
Citigroup Global Markets, Inc. ($5,655,475 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.23%, dated 12/29/06, to be sold on 01/02/07 at $5,658,762) .......................          5,655,475
State Street Bank & Trust Co. ($22,024,525 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of
   5.08%, dated 12/29/06, to be sold on 01/02/07 at $22,036,956) ......................         22,024,525
                                                                                             -------------

TOTAL REPURCHASE AGREEMENTS ...........................................................         27,680,000
                                                                                             -------------
   (Cost $27,680,000)

TOTAL INVESTMENTS  100.6%
   (Cost $242,115,564) ................................................................        338,604,046

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.6%) .........................................         (2,072,495)
                                                                                             -------------

NET ASSETS 100.0% .....................................................................      $ 336,531,551
                                                                                             =============


Percentages are calculated as a percentage of net assets.
(a) Non-income producing security as this stock currently does not declare dividends.

VAN KAMPEN UTILITY FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2006 (UNAUDITED)


DESCRIPTION                                                   SHARES                VALUE
  COMMON STOCKS   98.6%
  ELECTRIC UTILITIES   34.0%
  Allegheny Energy, Inc. (a)............................      109,000          $    5,004,190
  American Electric Power Co., Inc. ....................      107,455               4,575,434
  DPL, Inc. ............................................       80,000               2,222,400
  Duke Energy Corp. ....................................      195,200               6,482,592
  Edison International, Inc. ...........................      141,000               6,412,680
  Entergy Corp. ........................................       88,000               8,124,160
  Exelon Corp. .........................................      110,000               6,807,900
  FirstEnergy Corp. ....................................      103,872               6,263,481
  FPL Group, Inc. ......................................      150,116               8,169,313
  Pinnacle West Capital Corp. ..........................       50,000               2,534,500
  PPL Corp. ............................................      174,842               6,266,337
  Progress Energy, Inc. ................................       65,000               3,190,200
  Southern Co. .........................................      150,600               5,551,116
                                                                               --------------
                                                                                   71,604,303
                                                                               --------------

  GAS UTILITIES   6.9%
  AGL Resources, Inc. ..................................      128,000               4,980,480
  Equitable Resources, Inc. ............................       77,000               3,214,750
  New Jersey Resources Corp. ...........................       60,000               2,914,800
  Questar Corp. ........................................       40,000               3,322,000
                                                                               --------------
                                                                                   14,432,030
                                                                               --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS   11.9%
  AES Corp. (a).........................................      253,000               5,576,120
  Constellation Energy Group, Inc. .....................       78,700               5,420,069
  Dynegy, Inc., Class A (a).............................      145,000               1,049,800
  Mirant Corp. (a)......................................       70,000               2,209,900
  NRG Energy, Inc. (a)..................................       95,000               5,320,950
  TXU Corp. ............................................      102,000               5,529,420
                                                                               --------------
                                                                                   25,106,259
                                                                               --------------

  INTEGRATED TELECOMMUNICATION SERVICES   10.3%
  AT&T, Inc. ...........................................      125,400               4,483,050
  BellSouth Corp. ......................................       90,800               4,277,588


  Citizens Communications Co. ......................           70,000               1,005,900
  Telefonica, SA - ADR (Spain) .....................           55,000               3,507,350
  Telefonos de Mexico, SA de CV - ADR (Mexico) .....          105,000               2,967,300
  Verizon Communications, Inc. .....................           98,000               3,649,520
  Windstream Corp. .................................          121,549               1,728,427
                                                                               --------------
                                                                                   21,619,135
                                                                               --------------

  MULTI-UTILITIES   26.8%
  Ameren Corp. .....................................           60,000               3,223,800
  CenterPoint Energy, Inc. .........................           50,000                 829,000
  CMS Energy Corp. (a) .............................           75,000               1,252,500
  Consolidated Edison, Inc. ........................           70,600               3,393,742
  Dominion Resources, Inc. .........................           73,000               6,120,320
  DTE Energy Co. ...................................           45,000               2,178,450
  MDU Resources Group, Inc. ........................          165,500               4,243,420
  NiSource, Inc. ...................................           50,000               1,205,000
  NSTAR ............................................           80,200               2,755,672
  PG&E Corp. .......................................          135,000               6,389,550
  PNM Resources, Inc. ..............................           72,600               2,257,860
  Public Service Enterprise Group, Inc. ............           80,000               5,310,400
  SCANA Corp. ......................................          108,000               4,386,960
  Sempra Energy ....................................          100,000               5,604,000
  Wisconsin Energy Corp. ...........................          110,000               5,220,600
  Xcel Energy, Inc. ................................           90,000               2,075,400
                                                                               --------------
                                                                                   56,446,674
                                                                               --------------

  OIL & GAS STORAGE & TRANSPORTATION   2.4%
  Williams Cos., Inc. ..............................          190,500               4,975,860
                                                                               --------------

  WIRELESS TELECOMMUNICATION SERVICES   6.3%
  ALLTEL Corp. .....................................           70,300               4,251,744
  America Movil, SA de CV, Ser L - ADR (Mexico) ....           48,000               2,170,560
  Crown Castle International Corp. (a)..............          100,000               3,230,000
  Rogers Communications, Inc., Class B (Canada) ....           45,000               2,682,000

  Sprint Nextel Corp. ..............................           50,050                 945,445
                                                                               --------------
                                                                                   13,279,749
                                                                               --------------

  TOTAL LONG-TERM INVESTMENTS   98.6%
    (Cost $148,397,081).............................................              207,464,010
                                                                               --------------

  REPURCHASE AGREEMENTS   1.4%
  Citigroup Global Markets, Inc. ($578,828 par collateralized by U.S. Government obligations in a pooled cash account,
     interest rate of 5.23%, dated 12/29/06, to be sold on
     01/02/07 at $579,164)  ........................................                  578,828
  State Street Bank & Trust Co. ($2,254,172 par collateralized by U.S. Government obligations in a pooled cash account,
     interest rate of 5.08%, dated 12/29/06, to be sold on
     01/02/07 at $2,255,444)                                                        2,254,172
                                                                               --------------

  TOTAL REPURCHASE AGREEMENTS
    (Cost $2,833,000)...............................................                2,833,000
                                                                               --------------

  TOTAL INVESTMENTS  100.0%
    (Cost $151,230,081).............................................              210,297,010

  OTHER ASSETS IN EXCESS OF LIABILITIES  0.0%.......................                   69,363
                                                                               --------------

  NET ASSETS 100.0%.................................................           $  210,366,373
                                                                               ==============


  Percentages are calculated as a percentage of net assets.
  (a) Non-income producing security as this stock currently does not declare dividends.


  ADR -American Depositary Receipt


VAN KAMPEN VALUE OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2006 (UNAUDITED)


                                                                              NUMBER OF
DESCRIPTION                                                                      SHARES            VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS    90.9%
AEROSPACE & DEFENSE   0.6%
KBR, Inc. (a) .......................................................           67,600      $  1,768,416
                                                                                            ------------

ALUMINUM    2.2%
Alcoa, Inc. .........................................................          206,700         6,203,067
                                                                                            ------------

APPAREL, ACCESSORIES & LUXURY GOODS   1.0%
Hanesbrands, Inc. (a) ...............................................          118,700         2,803,694
                                                                                            ------------

ASSET MANAGEMENT & CUSTODY BANKS   1.0%
Bank of New York Co., Inc. ..........................................           69,200         2,724,404
                                                                                            ------------

BROADCASTING & CABLE TV   2.6%
Clear Channel Communications, Inc. ..................................           62,899         2,235,430
Comcast Corp., Class A (a) ..........................................          119,800         5,071,134
                                                                                            ------------
                                                                                               7,306,564
                                                                                            ------------
COMMUNICATIONS EQUIPMENT   0.8%
Cisco Systems, Inc. (a) .............................................           82,900         2,265,657
                                                                                            ------------

COMPUTER HARDWARE   1.0%
Dell, Inc. (a) ......................................................          110,500         2,772,445
                                                                                            ------------

CONSTRUCTION & ENGINEERING   0.9%
Chicago Bridge & Iron Co., N.V. (Netherlands) .......................           90,900         2,485,206
                                                                                            ------------

DATA PROCESSING & OUTSOURCED SERVICES   0.3%
Affiliated Computer Services, Inc., Class A (a) .....................           14,381           702,368
                                                                                            ------------

DIVERSIFIED BANKS   3.8%
Barclays PLC - ADR (United Kingdom) .................................           55,400         3,220,956
Wachovia Corp. ......................................................           86,500         4,926,175
Wells Fargo & Co. ...................................................           64,900         2,307,844
                                                                                            ------------
                                                                                              10,454,975
                                                                                            ------------
DIVERSIFIED CHEMICALS   2.2%
Du Pont (E.I.) de Nemours & Co. .....................................          126,000         6,137,460
                                                                                            ------------

DRUG RETAIL   1.0%
CVS Corp. ...........................................................           92,500         2,859,175
                                                                                            ------------

ELECTRONIC MANUFACTURING SERVICES   0.5%
Kemet Corp. (a) .....................................................          167,320         1,221,436
                                                                                            ------------


GENERAL MERCHANDISE STORES   0.9%
Family Dollar Stores, Inc. ..........................................           87,600         2,569,308
                                                                                            ------------

HOME IMPROVEMENT RETAIL   0.3%
Lowe's Cos., Inc. ...................................................           25,800           803,670
                                                                                            ------------

HOUSEHOLD PRODUCTS   2.8%
Kimberly-Clark Corp. ................................................           45,700         3,105,315
Spectrum Brands, Inc. (a) ...........................................          427,000         4,654,300
                                                                                            ------------
                                                                                               7,759,615
                                                                                            ------------
HYPERMARKETS & SUPER CENTERS   1.8%
Wal-Mart Stores, Inc. ...............................................          110,500         5,102,890
                                                                                            ------------

INTEGRATED TELECOMMUNICATION SERVICES   6.0%
AT&T, Inc. ..........................................................          225,600         8,065,200
Verizon Communications, Inc. ........................................          231,400         8,617,336
                                                                                            ------------
                                                                                              16,682,536
                                                                                            ------------
INVESTMENT BANKING & BROKERAGE   1.1%
Merrill Lynch & Co., Inc. ...........................................           31,900         2,969,890
                                                                                            ------------

LIFE & HEALTH INSURANCE   1.0%
MetLife, Inc. .......................................................           48,500         2,861,985
                                                                                            ------------

MANAGED HEALTH CARE   1.3%
Coventry Health Care, Inc. (a) ......................................           71,600         3,583,580
                                                                                            ------------

MOVIES & ENTERTAINMENT   4.0%
Time Warner, Inc. ...................................................          248,300         5,407,974
Viacom, Inc., Class B (a) ...........................................          102,700         4,213,781
Walt Disney Co. .....................................................           44,490         1,524,672
                                                                                            ------------
                                                                                              11,146,427
                                                                                            ------------

MULTI-LINE INSURANCE   0.9%
American International Group, Inc. ..................................           34,700         2,486,602
                                                                                            ------------

MULTI-UTILITIES   2.7%
CMS Energy Corp. (a) ................................................          440,600         7,358,020
                                                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES   4.1%
Bank of America Corp. ...............................................           94,800         5,061,372
Citigroup, Inc. .....................................................          112,000         6,238,400
                                                                                            ------------
                                                                                              11,299,772
                                                                                            ------------
PACKAGED FOODS & MEATS   4.5%
Cadbury Schweppes PLC - ADR (United Kingdom) ........................           78,500         3,370,005
Kraft Foods, Inc., Class A ..........................................           77,700         2,773,890
Sara Lee Corp. ......................................................          158,900         2,706,067


Unilever N.V. (Netherlands) .........................................          133,500         3,637,875
                                                                                            ------------
                                                                                              12,487,837
                                                                                            ------------
PAPER PACKAGING   2.3%
Smurfit-Stone Container Corp. (a) ...................................          606,690         6,406,646
                                                                                            ------------

PAPER PRODUCTS   10.3%
Abitibi-Consolidated, Inc. (Canada) .................................        3,326,600         8,516,096
Bowater, Inc. .......................................................          183,800         4,135,500
International Paper Co. .............................................          257,975         8,796,948
MeadWestvaco Corp. ..................................................          232,900         7,000,974
                                                                                            ------------
                                                                                              28,449,518
                                                                                            ------------
PHARMACEUTICALS   14.0%
Abbott Laboratories .................................................           56,100         2,732,631
Bristol-Myers Squibb Co. ............................................          230,700         6,072,024
Eli Lilly & Co. .....................................................           85,800         4,470,180
GlaxoSmithKline PLC - ADR (United Kingdom) ..........................          109,300         5,766,668
Pfizer, Inc. ........................................................          104,680         2,711,212
Roche Holding AG - ADR (Switzerland) ................................           44,600         3,991,602
Schering-Plough Corp. ...............................................          195,300         4,616,892
Watson Pharmaceuticals, Inc. (a) ....................................          123,800         3,222,514
Wyeth ...............................................................          101,830         5,185,184
                                                                                            ------------
                                                                                              38,768,907
                                                                                            ------------
PROPERTY & CASUALTY INSURANCE   5.1%
Allied World Assurance Holdings, Ltd. (Bermuda) .....................           68,200         2,975,566
Aspen Insurance Holdings, Ltd. (Bermuda) ............................          110,900         2,923,324
Chubb Corp. .........................................................           43,800         2,317,458
MBIA, Inc. ..........................................................           38,500         2,812,810
Saint Paul Travelers Cos., Inc. .....................................           57,600         3,092,544
                                                                                            ------------
                                                                                              14,121,702
                                                                                            ------------
REINSURANCE   1.2%
Platinum Underwriters Holdings Ltd. (Bermuda) .......................          108,800         3,366,272
                                                                                            ------------

SEMICONDUCTORS   0.9%
Intel Corp. .........................................................          122,300         2,476,575
                                                                                            ------------

SOFT DRINKS    2.2%
Coca-Cola Co. .......................................................           79,800         3,850,350
Coca-Cola Enterprises, Inc. .........................................          115,100         2,350,342
                                                                                            ------------
                                                                                               6,200,692
                                                                                            ------------
SPECIALTY CHEMICALS   0.9%
Rohm & Haas Co. .....................................................           49,500         2,530,440
                                                                                            ------------


SYSTEMS SOFTWARE   1.0%
McAfee, Inc. (a) ....................................................           99,200         2,815,296
                                                                                            ------------

THRIFTS & MORTGAGE FINANCE   2.9%
Fannie Mae ..........................................................           25,600         1,520,384
Freddie Mac .........................................................           93,620         6,356,798
                                                                                            ------------
                                                                                               7,877,182
                                                                                            ------------
TOBACCO   0.8%
Altria Group, Inc. ..................................................           24,300         2,085,426
                                                                                            ------------

TOTAL LONG-TERM INVESTMENTS   90.9%
(Cost $220,146,747) .................................................                        251,915,655
                                                                                            ------------

REPURCHASE AGREEMENTS   9.1%
Citigroup Global Markets, Inc. ($5,175,332 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
5.23%,dated 12/29/06, to be sold on 01/02/07 at $5,178,339) .........                          5,175,332
State Street Bank & Trust Co. ($20,154,668 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of
5.08%, dated 12/29/06, to be sold on 01/02/07 at $20,166,044) .......                         20,154,668
                                                                                            ------------

TOTAL REPURCHASE AGREEMENTS .........................................                         25,330,000
(Cost $25,330,000)                                                                          ------------


TOTAL INVESTMENTS   100.0%
(Cost $245,476,747) .................................................                        277,245,655

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0% ..........................                             80,070
                                                                                            ------------

NET ASSETS 100.0% ...................................................                       $277,325,725
                                                                                            ------------


Percentages are calculated as a percentage of net assets
(a) Non-income producing security as this stock currently does not declare dividends.


ADR - American Depositary Receipt


VAN KAMPEN ASSET ALLOCATION CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS       DECEMBER 31, 2006 (UNAUDITED)


                                                                                         NUMBER OF
DESCRIPTION                                                                                 SHARES            VALUE
-------------------------------------------------------------------------------          ---------       ----------
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENT COMPANIES   96.5%
Van Kampen American Value Fund, Class I .......................................             7,068        $  220,307
Van Kampen Corporate Bond Fund, Class I .......................................           132,562           870,929
Van Kampen Emerging Markets Fund, Class I .....................................             9,386           225,727
Van Kampen Enterprise Fund, Class I ...........................................            15,419           217,402
Van Kampen Equity Premium Income Fund, Class I ................................            20,338           217,816
Van Kampen Government Securities Fund, Class I ................................            65,145           651,446
Van Kampen Growth and Income Fund, Class I ....................................             9,955           219,913
Van Kampen International Growth Fund, Class I .................................            21,065           441,743
Van Kampen Limited Duration Fund, Class I .....................................            58,074           653,337
Van Kampen Pace Fund, Class I .................................................            19,899           218,097
Van Kampen US Mortgage Fund, Class I ..........................................            32,484           433,332
                                                                                                         ----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $4,314,484) .............................................................................         4,370,049

REPURCHASE AGREEMENTS   1.7%
Citigroup Global Markets, Inc. ($15,937 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06,
  to be sold on 01/02/07 at $15,946) ............................................................            15,937
State Street Bank & Trust Co. ($62,063 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06,
  to be sold on 01/02/07 at $62,098) ............................................................            62,063
                                                                                                         ----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $78,000) ................................................................................            78,000
                                                                                                         ----------

TOTAL INVESTMENTS  98.2%
  (Cost $4,392,484) .............................................................................         4,448,049

OTHER ASSETS IN EXCESS OF LIABILITIES  1.8% .....................................................            80,427
                                                                                                         ----------

NET ASSETS 100.0% ...............................................................................        $4,528,476
                                                                                                         ----------


Percentages are calculated as a percentage of net assets.

VAN KAMPEN ASSET ALLOCATION GROWTH FUND
PORTFOLIO OF INVESTMENTS | DECEMBER 31, 2006  (UNAUDITED)

                                                                         NUMBER OF
DESCRIPTION                                                                 SHARES         VALUE
-------------------------------------------------------------------      ---------     ----------
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENT COMPANIES   91.5%
Van Kampen Comstock Fund, Class I .................................         34,223     $  658,457
Van Kampen Corporate Bond Fund, Class I ...........................         62,855        412,957
Van Kampen Emerging Markets Fund, Class I .........................         27,497        661,307
Van Kampen Enterprise Fund, Class I ...............................         69,983        986,757
Van Kampen Growth and Income Fund, Class I ........................         29,737        656,897
Van Kampen High Yield Fund, Class I ...............................         38,684        412,373
Van Kampen International Growth Fund, Class I .....................         86,729      1,818,713
Van Kampen Limited Duration Fund, Class I .........................         36,709        412,981
Van Kampen Mid Cap Growth Fund, Class I ...........................         18,951        494,065
Van Kampen Pace Fund, Class I .....................................         75,186        824,042
Van Kampen Real Estate Securities Fund, Class I ...................         15,898        497,118
Van Kampen US Mortgage Fund, Class I ..............................         30,704        409,585
                                                                                       ----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $8,092,007) ..............................................................      8,245,252

REPURCHASE AGREEMENTS   3.3%
Citigroup Global Markets, Inc. ($61,091 par collateralized
  by U.S. Government obligations in a pooled cash account,
  interest rate of 5.23%, dated 12/29/06, to be
  sold on 01/02/07 at $61,126) ...................................................         61,091
State Street Bank & Trust Co. ($237,909 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07 at $238,044) .....................        237,909
                                                                                       ----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $299,000) ................................................................        299,000
                                                                                       ----------

TOTAL INVESTMENTS  94.8%
  (Cost $8,391,007) ..............................................................      8,544,252

OTHER ASSETS IN EXCESS OF LIABILITIES  5.2% ......................................        470,939
                                                                                       ----------

NET ASSETS 100.0% ................................................................     $9,015,191
                                                                                       ----------


  Percentages are calculated as a percentage of net assets.

VAN KAMPEN ASSET ALLOCATION MODERATE FUND
PORTFOLIO OF INVESTMENTS     DECEMBER 31, 2006 (UNAUDITED)


                                                                                                   NUMBER OF
DESCRIPTION                                                                                           SHARES              VALUE
-----------------------------------------------------------------------------------------       ------------        -----------
INVESTMENTS IN UNDERLYING FUNDS
INVESTMENT COMPANIES   94.9%
Van Kampen Comstock Fund, Class I .......................................................         22,652            $   435,833
Van Kampen Corporate Bond Fund, Class I .................................................         66,491                436,846
Van Kampen Emerging Markets Fund, Class I ...............................................         25,448                612,025
Van Kampen Enterprise Fund, Class I .....................................................         49,343                695,730
Van Kampen Government Securities Fund, Class I ..........................................         87,341                873,413
Van Kampen Growth and Income Fund, Class I ..............................................         19,661                434,303
Van Kampen High Yield Fund, Class I .....................................................         40,984                436,884
Van Kampen International Growth Fund, Class I ...........................................         70,933              1,487,463
Van Kampen Limited Duration Fund, Class I ...............................................         93,229              1,048,831
Van Kampen Mid Cap Growth Fund, Class I .................................................         16,648                434,006
Van Kampen Pace Fund, Class I ...........................................................         55,652                609,942
Van Kampen Real Estate Securities Fund, Class I .........................................         16,790                525,015
Van Kampen US Mortgage Fund, Class I ....................................................         51,930                692,740
                                                                                                                    -----------

TOTAL LONG-TERM INVESTMENTS
  (Cost $8,601,294) .....................................................................                             8,723,031

REPURCHASE AGREEMENTS   2.1%
Citigroup Global Markets, Inc. ($38,820 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be
   sold on 01/02/07 at $38,843) .........................................................                                38,820
State Street Bank & Trust Co. ($151,180 par collateralized by U.S. ......................
   Government obligations in a pooled cash account, interest rate of
   5.08%, dated 12/29/06, to be sold on 01/02/07 at $151,265) ...........................                               151,180
                                                                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $190,000) .......................................................................                               190,000
                                                                                                                    -----------

TOTAL INVESTMENTS   97.0%
  (Cost $8,791,294) .....................................................................                             8,913,031

OTHER ASSETS IN EXCESS OF LIABILITIES  3.0% .............................................                               274,406
                                                                                                                    -----------

NET ASSETS 100.0% .......................................................................                           $ 9,187,437
                                                                                                                    -----------

Percentages are calculated as a percentage of net assets.


Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Equity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007